Impairment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ 1,531	$ 2,680	$ 1,315
Property Plant And Equipment And Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	(1,711)	(3,147)	(1,164)
Property Plant And Equipment And Intangible Assets [Member] | Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	7,998	8,332	8,307
Recoverable amount	7,000	6,108	7,747
Impairment losses reversals	$ (1,129)	$ (2,217)	$ (628)
Business segment	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Second refining unit in RNEST [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 414	$ 943	$ 792
Recoverable amount		455	882
Impairment losses reversals	$ (421)	$ (486)	$ 89
Business segment	RT&M	RT&M	RT&M
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Exploratory Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 200	$ 371
Impairment losses reversals	$ (224)	$ (364)
Business segment	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ 63	$ (80)	$ (5)
Business segment	Several	Several	Several
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Production And Drilling Equipment In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 486
Recoverable amount			7
Impairment losses reversals			$ (478)
Business segment			E&P
Property Plant And Equipment And Intangible Assets [Member] | Itaborai Utilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 919
Recoverable amount			777
Impairment losses reversals			$ (142)
Business segment			G&LCE